Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2011
Registrant Name	dei_EntityRegistrantName	DREYFUS PREMIER SHORT INTERMEDIATE MUNICIPAL BOND FUND
Central Index Key	dei_EntityCentralIndexKey	0000810305
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug. 01, 2011
DREYFUS SHORT INTERMEDIATE MUNICIPAL BOND FUND (First Prospectus Summary) | DREYFUS SHORT INTERMEDIATE MUNICIPAL BOND FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DMBAX
DREYFUS SHORT INTERMEDIATE MUNICIPAL BOND FUND (Second Prospectus Summary) | DREYFUS SHORT INTERMEDIATE MUNICIPAL BOND FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DSBBX
DREYFUS SHORT INTERMEDIATE MUNICIPAL BOND FUND (Third Prospectus Summary) | DREYFUS SHORT INTERMEDIATE MUNICIPAL BOND FUND | Class D
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DSIBX
DREYFUS SHORT INTERMEDIATE MUNICIPAL BOND FUND (Third Prospectus Summary) | DREYFUS SHORT INTERMEDIATE MUNICIPAL BOND FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIMIX